UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07672

The BlackRock New York Investment Quality Municipal Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock New York Investment Quality Municipal Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock New York Investment Quality Municipal Trust (RNY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—120.3%
			New York—111.0%
AAA	$ 1,000		Albany Mun. Wtr. Fin. Auth., Second Resolution Rev., Ser. B, 5.00%,
			12/01/33, MBIA	06/08 @ 100	$ 998,680
AA-	2,100		Madison Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Colgate Univ. Proj., Ser. B, 5.00%, 7/01/23	07/13 @ 100	2,138,115
AAA	1,000		Nassau Cnty., GO, Ser. U, 5.25%, 11/01/14, AMBAC	11/06 @ 102	1,078,920
			New York City, GO,
A	820	[3]	Ser. A, 6.00%, 5/15/10	N/A	949,429
A+	180		Ser. A, 6.00%, 5/15/30	05/10 @ 101	193,428
AA	1,000		Ser. B, 5.70%, 8/15/12	08/05 @ 101	1,049,350
A	815	[3]	Ser. I, 5.875%, 3/15/06	N/A	878,904
A+	185		Ser. I, 5.875%, 3/15/18	03/06 @ 101.5	196,472
AA	1,000		New York City Hsg. Dev. Corp., Multi-Fam. Hsg. Rev., Ser. A, 5.25%, 5/01/30	05/14 @ 100	1,013,620
			New York City Ind. Dev. Agcy., Term. One Grp. Assoc. Proj.,
A3	1,000		6.00%, 1/01/08	08/04 @ 102	1,025,050
A3	1,000		6.10%, 1/01/09	08/04 @ 102	1,025,490
AAA	1,000	[3]	New York City Mun. Wtr. Fin. Auth., Ser. A, 6.00%, 6/15/05	N/A	1,049,490
			New York City Transl. Fin. Auth., Ser. B,
AA+	815	[3]	6.00%, 5/15/10	N/A	945,979
AA+	185		6.00%, 11/15/21	05/10 @ 101	207,189
AA+	1,000	[3,4]	6.00%, 5/15/10	N/A	1,160,710
			New York Dorm. Auth.,
AAA	750		Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA	02/13 @ 100	749,572
Aa3	1,000		Kateri Residence, 5.00%, 7/01/22	07/13 @ 100	996,360
BB+	1,000		Mount Sinai Hlth., Ser. A, 6.50%, 7/01/25	07/10 @ 101	1,004,600
AAA	1,005		St. Univ. Edl. Fac., 5.25%, 5/15/15, AMBAC	No Opt. Call	1,113,751
A+	1,000		Univ. of Rochester, Ser. B, 5.625%, 7/01/24	07/09 @ 101	1,055,340
AAA	1,000	[3]	New York Urban Dev. Corp., Correctional Facs., 5.70%, 1/01/07, MBIA	N/A	1,101,860
Caa2	1,000		Port Auth. of NY & NJ, Spec. Oblig., Contl/Eastern Proj. LaGuardia, 9.125%, 12/01/15	08/04 @ 100	1,011,390
AAA	1,000		Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32, MBIA	01/12 @ 100	995,510

					21,939,209

			Puerto Rico—7.7%
BBB	500		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	418,795
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	745	[3]	5.50%, 2/01/12	N/A	840,352
BBB+	255		5.50%, 8/01/29	02/12 @ 100	262,245

					1,521,392

			Trust Territories—1.6%
Ba3	315		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	313,772

			Total Long-Term Investments (cost $22,302,559)		23,774,373

BlackRock New York Investment Quality Municipal Trust (RNY) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.6%
950	AIM Tax Free Investment Co. Cash Reserve Portfolio	$ 950,000
950	SSgA Tax Free Money Mkt. Fund	950,000

	Total Money Market Funds (cost $1,900,000)	1,900,000

	Total Investments—129.9% (cost $24,202,559)	25,674,373
	Other assets in excess of liabilities—19.7%	3,897,944
	Preferred shares at redemption value, including dividends payable—(49.6)%	(9,801,609)

	Net Assets Applicable to Common Shareholders—100%	$19,770,708

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. Securities held in escrow are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC —	American Municipal Bond Assurance Corporation	MBIA —	Municipal Bond Insurance Association
GO —	General Obligation

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock New York Investment Quality Municipal Trust Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004